Customer Deposits - Schedule of Customer Deposits (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018
Deposits from customers [abstract]
Savings accounts	€ 326,864		€ 322,711
Credit balances on customer accounts	224,022		205,053
Corporate deposits	22,329		26,920
Other	1,140		1,044
Customer deposits	€ 574,355	[1]	€ 555,729	[2]

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.

[2]	Prior period amounts for coupon interest have been updated to improve consistency and comparability.